Bank Borrowings (Details) - Schedule of Bank Borrowings - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Bank Borrowings [Abstract]]
Short-term borrowings	¥ 527,369,276	¥ 386,819,972
Long-term borrowings due within one year	10,863,245	20,987,521
Total bank borrowings, current	538,232,521	407,807,493
Total Long-term bank borrowings	16,129,615	29,787,537
Less: Long-term borrowings due within one year	(10,863,245)	(20,987,521)
Bank borrowings, non-current	¥ 5,266,370	¥ 8,800,016